Commitments and Contingencies - Summary of Operating Lease Balances (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Commitments and Contingencies.
Operating lease costs	$ 100	$ 100	$ 100	$ 100
Right-of-use asset	$ 33		$ 130	$ 264
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Current operating lease liability	$ 34		$ 141	$ 142
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Compensation And Non-financing Liabilities		Accrued Compensation And Non-financing Liabilities	Accrued Compensation And Non-financing Liabilities
Non-current operating lease liability			$ 0	$ 141
Total operating lease liability	$ 34		$ 141	$ 283